Income Taxes - Summary of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Unremitted earnings	$ 606	$ 0